IMPAIRMENT REVIEW (Details) - Preparation H - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Impairment losses		£ 111
Discount rate 0.5 percent higher than management's estimates
Disclosure of detailed information about intangible assets [line items]
Incremental discount rate in scenario	0.50%
Incremental impairment in scenario	£ 104
Growth rate 0.5 percent lower than management's estimates
Disclosure of detailed information about intangible assets [line items]
Incremental growth rate in scenario	(0.50%)
Incremental impairment in scenario	£ 65